Fees Summary	Sep. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 62,186,000
Previously Paid Amount	0.00
Total Fee Amount	8,587.89
Total Offset Amount	0.00
Net Fee	8,587.89
Narrative - Max Aggregate Offering Price	$ 62,186,000
Final Prospectus	true